Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic EPS
Income									$ 7,794,487	$ 7,207,221
Shares	2,956,600	2,956,156	2,955,650	2,954,515	2,953,763	2,953,424	2,953,412	2,953,180	2,955,737	2,953,446	2,945,918
Per Share Amounts	$ 0.54	$ 0.75	$ 0.64	$ 0.71	$ 0.52	$ 0.71	$ 0.62	$ 0.59	$ 2.64	$ 2.44	$ 2.01
Effect of Diluted Securities:
Senior Convertible Debentures									302,200	303,200
Senior Convertible Debentures (per Share)									$ (0.14)	$ (0.12)
Diluted EPS
Income									$ 8,157,127	$ 7,569,861
Shares	3,258,800	3,258,356	3,257,850	3,256,715	3,256,963	3,256,624	3,257,017	3,257,532	3,257,937	3,256,646	3,250,069
Per Share Amounts	$ 0.51	$ 0.71	$ 0.61	$ 0.67	$ 0.50	$ 0.68	$ 0.59	$ 0.56	$ 2.50	$ 2.32	$ 1.91
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 362,640	$ 362,640
Weighted Average [Member]
Diluted EPS
Share Price											$ 29.05